Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management And Fair Values [Line Items]
Schedule of Group's exposure to credit risk and ECLs for trade receivables

	As at June 30, 2021
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	236,210	(4,827)
Less than 90 days past due	5%	38,141	(1,907)
91 - 270 days past due	12%	27,838	(3,341)
271 - 450 days past due	26%	25,055	(6,514)
451 - 810 days past due	58%	10,347	(6,001)
More than 810 days past due	100%	19,205	(19,205)
		356,796	(41,795)
Additional loss allowance due to specific consideration on certain distributors		18,032	(18,032)
		374,828	(59,827)

	As at June 30, 2022
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	186,151	(3,967)
Less than 90 days past due	8%	96,508	(7,458)
91 - 270 days past due	23%	10,554	(2,446)
271 - 450 days past due	38%	18,224	(6,991)
451 - 810 days past due	75%	416	(310)
More than 810 days past due	100%	10,193	(10,193)
		322,046	(31,365)
Additional loss allowance due to specific consideration on certain distributors		53,752	(53,752)
		375,798	(85,117)

Schedule of movement in the loss allowance account in respect of trade receivables

RMB’000
Balance at July 1, 2020	(43,183)
Credit loss recognized during the year	(19,870)
Exchange adjustment	3,226
Balance at June 30, 2021	(59,827)
Credit loss recognized during the year	(28,924)
Exchange adjustment	3,634
Balance at June 30, 2022	(85,117)

Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Within 1 year or on demand	13,669	445

After 1 year but within 2 years	442	650
After 2 years but within 5 years	1,297	5,853
More than 5 years	5,186	—

	6,925	6,503

	20,594	6,948

Schedule of interest rate profile of the Group's loans and borrowings and cash and cash equivalents

	Interest rates		Interest rates
	%	As at June 30,	%	As at June 30,
		2021		2022
		RMB‘000		RMB‘000
Fixed rate instrument:
Loans and borrowings (Note 26)	0%~9%	(20,594)	0%~9.0%	(6,948)
Cash at bank (Note 23)	2%~2.2%	201,488	1.3%~2.5%	565,402
Term deposits	—	—	0.3%~2.2%	236,878
		180,894		795,332
Variable rate instrument:
Restricted cash (Note 24)	0.3%	3,680	0.3%~1.9%	32,376
Cash at bank (Note 23)	0%~3%	6,569,616	0%~3.5%	4,782,640
		6,573,296		4,815,016

Schedule of exposure to foreign currencies

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2021
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	20,423	—	—	—	1,818
Cash and cash equivalents	402,563	19,927	2,728	601,491	1,306
Trade and other payables	(24,760)	(4,526)	(23,968)	—	(17)
Loans and borrowings	(6,613)	—	—	—	—
Net exposure arising from recognized assets and liabilities	391,613	15,401	(21,240)	601,491	3,107

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2022
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	54,944	5,021	—	—	—
Cash and cash equivalents	486,139	7,516	2,852	2,094	2
Term deposits	336	—	—	—	—
Trade and other payables	(63,576)	(8,909)	(9,364)	—	—
Loans and borrowings	(133)	—	—	—	—
Net exposure arising from recognized assets and liabilities	477,710	3,628	(6,512)	2,094	2

Schedule of Group's financial assets that are measured at fair value

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2021 categorized into
	2021	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments	102,968	—	102,968	—

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2022 categorized into
	2022	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments	210,523	1,874	208,649	—

Currency risk
Disclosure Of Financial Risk Management And Fair Values [Line Items]
Schedule of instantaneous change in the Group's profit after tax (and retained profits) and other components of consolidated equity that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant

	As at June 30, 2021		As at June 30, 2022
		Effect on		Effect on
	Increase/	loss for the	Increase/	profit for the
	(decrease) in	year and	(decrease) in	year and
	foreign	accumulated	foreign	accumulated
	exchange rates	losses	exchange rates	losses
		RMB’000		RMB’000
United States Dollars	1%	3,242	1%	4,744
	(1)%	(3,242)	(1)%	(4,744)
Euros	1%	128	1%	28
	(1)%	(128)	(1)%	(28)
Hong Kong Dollars	1%	(177)	1%	(65)
	(1)%	177	(1)%	65
Renminbi	1%	6,015	1%	16
	(1)%	(6,015)	(1)%	(16)
Others	1%	27	1%	—	*
	(1)%	(27)	(1)%	—	*

Note:

*	The amount was less than RMB1,000.

Liquidity risk
Disclosure Of Financial Risk Management And Fair Values [Line Items]
Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	2,809,182	—	—	—	2,809,182	2,809,182
Loans and borrowings	13,944	641	1,880	5,770	22,235	20,594
Lease liabilities	342,211	217,229	277,726	54,848	892,014	804,412
	3,165,337	217,870	279,606	60,618	3,723,431	3,634,188

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	3,072,991	—	—	—	3,072,991	3,072,991
Loans and borrowings	645	845	6,204	—	7,694	6,948
Lease liabilities	263,332	188,172	215,398	39,421	706,323	651,065
	3,336,968	189,017	221,602	39,421	3,787,008	3,731,004